Income and mining taxes (Schedule of deferred taxes) (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax asset	$ 102.6	$ 151.9
Deferred tax liability	(340.4)	(407.2)
Deferred income tax liability	(237.8)	(255.3)	$ (125.7)
Income tax effect of temporary differences [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax asset	102.6	151.9
Deferred tax liability	(305.5)	(362.8)
Deferred income tax liability	(202.9)	(210.9)
Mining tax effect of temporary differences recognized [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability	$ (34.9)	$ (44.4)